VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

TENNECO INC. AND CONSOLIDATED SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

		Additions
Description	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
	(Millions)
Allowance for Doubtful Accounts and Notes Receivable Deducted from Assets to Which it Applies:
Year Ended December 31, 2017	$16	1	—	1	$16

Year Ended December 31, 2016	$16	1	—	1	$16

Year Ended December 31, 2015	$16	4	—	4	$16

Description	Balance at Beginning of Year	Provision Charged (Credited) to Expense	Allowance Changes	Other Additions (Deductions) (a)	Balance at End of Year
	(Millions)
Deferred Tax Assets- Valuation Allowance
Year Ended December 31, 2017	$145	(1)	—	19	$163

Year Ended December 31, 2016	$127	18	—	—	$145

Year Ended December 31, 2015	$139	15	(3)	(24)	$127

(a)	Related to changes in foreign currency exchange rates, primarily the euro, in 2017.